Lessee Operating Leases - Schedule of Operating and Variable Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Lessee Disclosure [Abstract]
Operating lease cost	$ 492	$ 399
Variable lease cost	59	66
Cash paid for operating leases	$ 493	$ 436